Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
REVENUES
Total revenues	$ 67,000	$ 9,000	$ 86,000	$ 26,000	$ 34,000	$ 144,000
Cost of sales	(33,000)	(5,000)	(39,000)	(12,000)	(13,000)	(19,000)
Gross profit	34,000	4,000	47,000	14,000	21,000	125,000
OPERATING EXPENSES
Research and development	218,000	162,000	552,000	817,000	1,025,000	1,456,000
General and administrative	2,172,000	1,392,000	5,895,000	4,390,000	5,971,000	6,708,000
Total operating expenses	2,390,000	1,554,000	6,447,000	5,207,000	6,996,000	8,164,000
Gain on deconsolidation of LifeMap Sciences (Note 3)						106,000
Loss from operations	(2,356,000)	(1,550,000)	(6,400,000)	(5,193,000)	(6,975,000)	(7,933,000)
OTHER EXPENSE, NET:
Interest expense, net	(3,036,000)	(923,000)	(4,928,000)	(2,357,000)	(3,335,000)	(1,097,000)
Change in fair value of warrants		35,000	(35,000)	(220,000)	(225,000)
Other income, net	3,000	2,000	10,000	9,000	13,000	448,000
Total other expense, net	(3,033,000)	(886,000)	(4,953,000)	(2,568,000)	(3,547,000)	(649,000)
NET LOSS FROM CONTINUING OPERATIONS					(10,522,000)	(8,582,000)
NET LOSS FROM DISCONTINUED OPERATIONS (Note 3)						(103,000)
NET LOSS	(5,389,000)	(2,436,000)	(11,353,000)	(7,761,000)	(10,522,000)	(8,685,000)
Net (income) loss attributable to noncontrolling interest	(12,000)	1,000	6,000	2,000	60,000	3,000
Net loss attributable to noncontrolling interest from discontinued operations						7,000
NET LOSS ATTRIBUTABLE TO AGEX	$ (5,401,000)	$ (2,435,000)	$ (11,347,000)	$ (7,759,000)	$ (10,462,000)	$ (8,675,000)
NET LOSS PER COMMON SHARE:
Continuing operations					$ (0.28)	$ (0.23)
Discontinued operations
BASIC	$ (0.14)	$ (0.06)	$ (0.30)	$ (0.20)	(0.28)	(0.23)
DILUTED	$ (0.14)	$ (0.06)	$ (0.30)	$ (0.20)	$ (0.28)	$ (0.23)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
BASIC	37,951	37,946	37,951	37,944	37,945,000	37,886,000
DILUTED	37,951	37,946	37,951	37,944	37,945,000	37,886,000
AMOUNTS ATTRIBUTABLE TO AGEX:
Loss from continuing operations					$ (10,462,000)	$ (8,579,000)
Loss from discontinued operations						(96,000)	[1]
Grant Revenues [Member]
REVENUES
Total revenues	$ 21,000		$ 21,000			104,000
Other Revenues [Member]
REVENUES
Total revenues	$ 46,000	$ 9,000	$ 65,000	$ 26,000	$ 34,000	$ 40,000

[1]	Does not include $106,000 gain on the deconsolidation of LifeMap Sciences recognized by AgeX. When dispositions occur in the normal course of business, gains or losses on the sale of such businesses or assets are recognized in the income statement. The gain on the sale of LifeMap Sciences is presented in the line item Gain on deconsolidation of LifeMap Sciences. There were no gains or losses resulting from the sale of businesses or assets that did not meet the criteria for a discontinued operation during the year ended December 31, 2021.